Note 1 - Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities [Table Text Block]
	2011	2012
	$	$
PRC
Total assets	48.1	52.3
Total liabilities	7.9	7.9

Indonesia
Total assets	16.5	16.5
Total liabilities	0.3	0.1